OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
15.	OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

		September 30,
		2010	2011
		RMB	RMB

Payable for purchase of plant and equipment		99	206
Payable for purchase of land use rights		1,050	1,050
Payable for purchase of construction-in-progress		1,276	2,009
Professional fee payable		3,653	3,789
Salaries payable		12,633	8,192
Accrued staff bonus		1,757	1,757
Accrued interest		1,813	1,813
Accrued compensation expenses		177	150
Accrued other expenses		1,361	1,284
Other taxes payable		517	350
Deposits from growers		1,733	2,407
Payable for labor union and education expenses		721	677
Loans from employees of Denong	Note (i)	310	310
Loans from third parties	Note (ii)	3,600	3,600
Payable to former owners of Kunfeng		2,660	2,060
Deferred government subsidies	Note 16	-	8,526
Others		2,296	2,171

		35,656	40,351

Note(i):	RMB310 was borrowed from employees of Denong with interest of 12.5% per annum at the years ended September 30, 2010 and 2011.

Note(ii):	RMB3,600 was borrowed from third party companies with interest free, unsecured and have no fixed repayment terms at the years ended September 30, 2010 and 2011.